Annual Operating Expenses - FidelityHealthSavingsFunds-RetailComboPRO - FidelityHealthSavingsFunds-RetailComboPRO - Fidelity Health Savings Fund - Fidelity Health Savings Fund	Nov. 29, 2024
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.04%	[1]
Total annual operating expenses	0.49%	[2]

[1]	A Adjusted to reflect current fees.
[2]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.